Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	117 Months Ended	120 Months Ended
		Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
PGIM Real Assets Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		10.78%	5.31%		2.82%
PGIM Real Assets Fund Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		15.31%	5.73%		2.65%
PGIM Real Assets Fund Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		17.61%	6.87%		3.73%
PGIM Real Assets Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		17.71%	6.96%	4.05%
Without Sales Load [Member] | PGIM Real Assets Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		17.24%	6.51%		3.41%
Without Sales Load [Member] | PGIM Real Assets Fund Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		16.31%	5.73%		2.65%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[1]	38.02%	15.27%	13.43%	13.00%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	[1]	10.55%	(0.23%)	1.23%	1.49%
Custom Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Custom Blended Index
Average Annual Return, Percent	[2]	12.50%	4.04%	2.78%	2.43%
Bloomberg US Treasury Inflation Protected Securities TIPS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index
Average Annual Return, Percent		8.61%	2.20%	2.09%	2.26%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.
[2]	The Fund's Custom Blended Index is a model portfolio consisting of the Bloomberg Commodity Index (33.3%), MSCI World Real Estate Net Index (33.3%), and Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index (33.3%).